Note 32 - Common Shares - Parenthetical Information (Detail: Text Values)	Dec. 31, 2022 EUR (€) € / shares
Parenthetical Information Common Shares
Nominal value of each share derived by dividing the total amount of share capital by the number of shares | € / shares	€ 2.56
Authorized capital available to the Management Board | €	€ 2,560,000,000